Provisions	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
PROVISIONS
14	PROVISIONS

	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
As of January 1	92,680	494,280	110,566
Add: Provision for warranty during the year	459,420	202,929	45,394
Less: Unclaimed warranty during the year	(57,820)	(255,856)	(57,233)
As of December 31	494,280	441,353	98,727

The Group provides a one-year warranty on all food kiosk ordering machines and power bank charging station sold, covering defects in materials and workmanship. The Group anticipates the utilization of provision within one year, any unutilized provision for warranty will be adjusted toward year end of each reporting period.